Note 17 - Other Revenues - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	€ 35,746	€ 35,611	€ 32,253
Licenses and Others [Member]
Revenues	60	32	35
Product and Service, Other [Member]
Revenues	€ 60	€ 32	€ 35